(Loss)/Earnings Per Share - Narrative (Details) - $ / shares					1 Months Ended	12 Months Ended
	Mar. 01, 2019	Nov. 13, 2018	Oct. 15, 2018	Oct. 01, 2018	Nov. 13, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock outstanding (in shares)						146,361,981	145,981,684	146,000,000
Antidilutive securities, exercise price (in dollars per share)						$ 9.69
Weighted average additional shares assuming conversion of potential common shares (in shares)						0	400,000	0
Initial public offering
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issued (in shares)	123,000,000		20,000,000	123,000,000	23,000,000
Price of common stock issued (in dollars per share)			$ 17.00
Over-allotment Option Exercise
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock issued (in shares)		3,000,000
Pro Forma
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares of common stock outstanding (in shares)			123,000,000			123,000,000
FMC Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average additional shares assuming conversion of potential common shares (in shares)						400,000	300,000
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)						1,684,731	1,127,253	716,256
Antidilutive securities, exercise price (in dollars per share)						$ 13.13	$ 14.43	$ 16.99